Short-term Loans - Summary of Short-term Loans (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount	$ 88,754.7	$ 63,766.8	$ 2,899.5
Original loan content			$ 2,610.0	€ 242.0	$ 2,150.0
Maturity date	2019-01	2018-02
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.01%	1.54%	0.01%	0.01%	1.54%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.22%	1.82%	3.22%	3.22%	1.82%
Unsecured Loans [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 88,754.7	$ 63,766.8